Investments (Tables)	12 Months Ended
Dec. 31, 2020
Investments
Schedule of equity accounted investments

	2020				2019
	Investments in				Investments in
	unconsolidated entities	Joint			unconsolidated entities	Joint
(€ million)	controlled by Eni	ventures	Associates	Total	controlled by Eni	ventures	Associates	Total
Carrying amount - beginning of the year	86	4,592	4,357	9,035	95	5,497	1,452	7,044
Changes in accounting policies (IAS 28)						22		22
Carrying amount restated - beginning of the year	86	4,592	4,357	9,035	95	5,519	1,452	7,066
Additions and subscriptions	2	75	198	275	6	76	2,910	2,992
Divestments and reimbursements		(3)	(1)	(4)	(5)		(17)	(22)
Share of profit of equity-accounted investments	3	21	14	38	6	80	75	161
Share of loss of equity-accounted investments	(2)	(1,399)	(332)	(1,733)	(10)	(157)	(17)	(184)
Deduction for dividends	(5)	(296)	(13)	(314)	(4)	(1,073)	(61)	(1,138)
Change in the scope of consolidation	3	30	1	34	1			1
Currency translation differences	(4)	(254)	(345)	(603)	2	67	17	86
Other changes	(3)	66	(42)	21	(5)	80	(2)	73
Carrying amount - end of the year	80	2,832	3,837	6,749	86	4,592	4,357	9,035

Schedule of net carrying amount of equity-accounted investments

Net carrying amount related to the following companies:

	December 31, 2020		December 31, 2019
	Net carrying	% of the	Net carrying	% of the
(€ million)	amount	investment	amount	investment
Investments in unconsolidated entities controlled by Eni
Eni BTC Ltd	24	100.00	30	100.00
Other	56		56
	80		86
Joint ventures
Vår Energi AS	1,144	69.85	2,518	69.60
Saipem SpA	908	31.08	1,250	30.99
Unión Fenosa Gas SA	242	50.00	326	50.00
Cardón IV SA	199	50.00	148	50.00
Gas Distribution Company of Thessaloniki - Thessaly SA	140	49.00	139	49.00
Lotte Versalis Elastomers Co Ltd	51	50.00	74	50.00
PetroJunín SA	50	40.00	53	40.00
Società Oleodotti Meridionali - SOM SpA	32	70.00
AET - Raffineriebeteiligungsgesellschaft mbH	17	33.33	35	33.33
Other	49		49
	2,832		4,592

Associates
Abu Dhabi Oil Refining Co (Takreer)	2,335	20.00	2,829	20.00
Angola LNG Ltd	1,039	13.60	1,159	13.60
Coral FLNG SA	138	25.00	102	25.00
Finproject SpA	73	40.00
Novis Renewables Holdings Llc	65	49.00
United Gas Derivatives Co	58	33.33	69	33.33
Novamont SpA			71	25.00
Other	129		127
	3,837		4,357
	6,749		9,035

Schedule of market value of investments listed in regulated stock markets

As of December 31, 2020, the market value of the investments listed in regulated stock markets was as follows:

Saipem SpA
Number of shares held	308,767,968
% of the investment	31.08
Share price (€)	2.205
Market value (€ million)	681
Book value (€ million)	908

Schedule of additional information about other investments

(€ million)	2020	2019
Carrying amount – beginning of the year	929	919
Additions and subscriptions	8	11
Change in the fair value	24	(3)
Divestments and reimbursements	(12)	(12)
Currency translation differences	(61)	15
Other changes	69	(1)
Carrying amount – end of the year	957	929